Long-Term Debt - Additional Information (Detail)					3 Months Ended	12 Months Ended
	Jul. 01, 2014 USD ($)	Dec. 13, 2013 USD ($)	May 31, 2013 USD ($)	Nov. 16, 2012 USD ($) Offerings	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Offerings	Dec. 31, 2014 USD ($)	Oct. 31, 2015 USD ($)	Oct. 19, 2015 USD ($)	Mar. 06, 2015 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Step down					0.25%
Outstanding letters of credit						$ 5,000,000
Revolving line of credit					$ 36,000,000	20,000,000	$ 20,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Face amount				$ 1,300,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount				$ 200,000,000		$ 264,400,000				$ 289,400,000
Aggregate principal amount of the credit agreement, description					The aggregate commitments previously available to APX thereunder from $200.0 millionto$289.4 million	The aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million
Step down						0.25%
Commitment fee					0.125%	0.50%
Debt maturity term				5 years
Potential maximum borrowing capacity				$ 225,000,000
Revolving Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage					0.50%	0.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage					1.00%	1.00%
Variable Interest rate description					One month, plus 1.00%	One month, plus 1.00%
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					6.375%	6.375%	6.375%
Debt instrument maturity date					Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
6.375% Senior Secured Notes Due 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Face amount				$ 925,000,000	$ 925,000,000
Debt instrument interest rate				6.375%	6.375%	6.375%
6.375% Senior Secured Notes Due 2019 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						6.375%
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					8.875%	8.75%	8.75%
Debt instrument maturity date					Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020
Debt issuance fees	$ 100,000	$ 300,000	$ 200,000
Additional senior secured notes issued	$ 100,000,000
8.75% Senior Notes Due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Face amount		$ 250,000,000	$ 200,000,000	$ 380,000,000			$ 100,000,000				$ 250,000,000
Debt instrument interest rate			101.75%	8.75%	8.75%	8.75%	102.00%				101.50%
Number of offerings | Offerings				2		2
Debt instrument, redemption price, percentage		101.50%	101.75%
8.75% Senior Notes Due 2020 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						8.75%
8.875% Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						8.875%
Debt instrument maturity date						Dec. 01, 2022
8.875% Senior Secured Notes Due 2022 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Face amount									$ 300,000,000
Debt instrument interest rate									8.875%
8.875% Senior Secured Notes Due 2022 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						8.875%
Repriced Tranche [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage						3.00%
Repriced Tranche [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage						2.00%
Former Tranche [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage						4.00%
Former Tranche [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage						3.00%
Series C Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Credit facility, due date						Nov. 16, 2017
Series A, B Revolving Credit Facilities Due 2019 [Member]
Debt Instrument [Line Items]
Credit facility, due date						Mar. 31, 2019
8.875% Senior Secured Notes Due 2022 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Face amount								$ 300,000,000
Debt instrument interest rate					8.875%	8.875%		8.875%
Principal amount outstanding threshold for accelerated maturity (on September 1, 2020)					$ 190,000,000
Series A Revolving Commitments [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 247,500,000
Credit facility, due date					Mar. 31, 2019
Series A Revolving Commitments [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage					2.00%
Series C Revolving Commitments [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 20,800,000
Series C Revolving Commitments [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage					3.00%
Series B Revolving Commitments [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 21,200,000
Series B Revolving Commitments [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage					4.00%
Series B Revolving Commitments [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage					3.00%